Note 9 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of major business segments	1
Recoverable amount of asset or cash-generating unit	$ 580,705	$ 566,356
Risk-free rate, significant unobservable inputs, assets	3.00%	2.60%
Market risk premium rate, ignificant unobservable inputs, assets	5.68%	6.00%
Estimated beta for equity	1.2	1.35
Cost of debt after tax, percent	4.00%
Equity to total capital, percent	97.00%	100.00%
Weighted average cost of capital, significant unobservable inputs, assets	10.60%	10.70%
Cash generating unit, nominal growth rate	2.50%	2.50%
Sensitivity analysis, reasonably possible increase (decrease) in revenue	6.00%
Sensitivity analysis, reasonably possible increase (decrease) in operating expenditure	9.40%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	8.60%